Stock Compensation Plans	12 Months Ended
Dec. 31, 2012
Stock Compensation Plans [Abstract]
Stock Compensation Plans

(15)   Stock Compensation Plans

On October 4, 2011, the Company’s shareholders approved the 2011 Omnibus Incentive Plan (the “Plan”), which succeeds the Company’s 2006 Stock Incentive Plan and provides for the grant of up to 2,750,000 shares of our Common Stock as awards to employees of the Company and its related entities, members of the Board of Directors of the Company, and members of the board of directors of any of the Company’s related entities. On June 25, 2012, the Company’s shareholders approved an amendment to the Plan that increases the number of shares reserved for issuance under the Plan to 13,675,000.

Compensation cost relating to share-based transactions is accounted for in the consolidated financial statements based on the fair value of the share-based award. Stock-based compensation expense (in thousands) recognized in the consolidated statements of operations for the years ended December 31, 2012, 2011, and 2010 were as follows.

	2012	2011	2010
Expense recognized:
Related to stock options	$5	$85	$116
Related to share awards	160	25	41
Related tax benefit	—	—	36

Outstanding stock options consist of grants made to the Company’s directors and employees under stock compensation plans that have been approved by the Company’s shareholders. All outstanding options have original terms that range from five to ten years and are either fully vested and exercisable at the date of grant or vest ratably over three to ten years. The Company calculates the fair value of its stock options at the date of grant using a lattice option pricing model. Stock options granted with pro-rata vesting schedules are expensed over the vesting period on a straight-line basis. No options were granted during the three-year period ended December 31, 2012. A summary of the Company’s stock option activity and related information for the years ended December 31, 2010, 2011, and 2012 is as follows.

		Weighted	Average
	Options	Average	Intrinsic
	Outstanding	Exercise Price	Value
Balance at December 31, 2009	56,809	$315.00	—
Expired	(9,956)	262.25	—

Balance at December 31, 2010	46,853	326.00	—
Expired	(16,297)	272.74	—

Balance at December 31, 2011	30,556	355.37	—
Expired	(3,898)	211.38	—

Balance at December 31, 2012	26,658	$376.76	—

Options exercisable at December 31, 2012	26,271	$377.80	—

Information pertaining to options outstanding and options exercisable as of December 31, 2012 is as follows.

	Options Outstanding			Options Exercisable
Ranges of Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
$100.00 - $126.25	893	0.57	$116.85	893	$116.85
187.50 - 219.25	1,657	1.40	212.86	1,657	212.86
227.75 - 266.25	5,840	2.45	254.36	5,840	254.36
300.00 - 312.25	5,765	4.09	301.05	5,378	300.67
491.75 - 546.75	11,324	2.12	497.93	11,324	497.93
616.75	1,179	2.42	616.75	1,179	616.75

$100.00 - 616.75	26,658	2.53	$376.76	26,271	$377.80

As of December 31, 2012, there was $24 thousand of unrecognized compensation cost related to non-vested stock options. That cost is expected to be recognized over a remaining weighted-average period of 4.8 years.

The Company granted non-vested shares and restricted stock units to certain directors and employees as part of incentive programs. Grants of these awards were valued based on closing price on the day of grant. Outstanding non-vested shares and restricted stock units have original vesting schedules of one or two years and are expensed over the same time frame. A summary of the Company’s non-vested shares and restricted stock unit activity and related information for the years ended December 31, 2010, 2011, and 2012 is as follows.

	Number of Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2009	877	$253.00
Vested	(160)	259.75
Forfeited	(397)	242.50

Balance at December 31, 2010	320	262.75
Vested	(120)	277.25
Forfeited	(120)	219.25

Balance at December 31, 2011	80	306.25
Vested	(125,079)	1.32
Granted	1,332,938	1.12

Balance at December 31, 2012	1,207,939	$1.12

As of December 31, 2012, there was $1.4 million of total unrecognized compensation cost related to restricted stock units. That cost is expected to be recognized over a weighted-average period of 1.9 years. During the year ended December 31, 2012, the Company’s remaining 80 restricted shares vested at $306.25 per share and 124,999 restricted stock units vested at $1.12 per share, making the total fair value of these awards $142 thousand. The total fair value of restricted shares that vested during the years ended December 31, 2011 and 2010 was $1 thousand and $6 thousand, respectively.